VIA EDGAR

March 18, 2014

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:           The Motley Fool Funds Trust: Preliminary Proxy Statement on Schedule 14A

                 File Nos. 333-156770 and 811-22264

Ladies and Gentlemen:

On behalf of The Motley Fool Funds Trust (the “Trust”), we are filing pursuant to the Securities Exchange Act of 1934 and the Investment Company Act of 1940 a preliminary proxy statement on Schedule 14A, a notice of special meeting of shareholders of each series of the Trust (each a “Fund”), and a form of proxy card.  The shareholder meeting is being called for the purpose of (1) electing a Trustee to the Trust’s Board of Trustees and (2) approving an amended and restated investment advisory agreement between the Trust and Motley Fool Asset Management, LLC on behalf of each Fund.

If you have questions or comments regarding these materials, please do not hesitate to contact me at (202) 373-6091.

Sincerely,

/s/ Magda El Guindi-Rosenbaum
Magda El Guindi-Rosenbaum Enclosures